Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 225,430	$ 234,994	$ 232,811
Fair value of the associated liabilities	177,987	182,259	190,449
Net position	$ 47,443	$ 52,735	$ 42,362